Income Taxes (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 25, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 17,602
Net operating loss carry forward, expiration date	2031
Tax credits	$ 3,144
Tax credits, expiration date	2031